EQUITY (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Warrants and Options (in Shares)	557,997	424,616	59,431
Granted,Number of Warrants and Options (in Shares)	152,250	37,500	365,272
Exercised, Number of Warrants and Options (in Shares)	0	0	(87)
Forfeited or Expired, Number of Warrants and Options (in Shares)	(7,429)	0	0
Warrants Outstanding, Number of Warrants and Options (in Shares)	702,818	557,997	424,616
Exercisable, Number of Warrants and Options (in Shares)	670,816	462,116	424,616
Warrants Outstanding, Weighted Average Exercise Price	$ 96.78	$ 65.30	$ 259.00
Granted, Weighted Average Exercise Price	19.70	20.00	66.10
Exercised, Weighted Average Exercise Price	0	0	3.50
Forfeited or Expired, Weighted Average Exercise Price	192.50	0	0
Warrants Outstanding, Weighted Average Exercise Price	79.00	96.78	65.30
Exercisable, Weighted Average Exercise Price	$ 81.50	$ 61.60	$ 65.30